Goodwill - Reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill
Balance at the beginning	¥ 21,418
Balance at the end	223,187	¥ 21,418
Trade receivables
Reconciliation of changes in goodwill
Balance at the beginning	21,418	21,643
Acquisition of subsidiaries	204,790
Exchange realignment	(3,021)	(225)
Balance at the end	¥ 223,187	¥ 21,418